Loss per share (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
	Jan. 07, 2020	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Loss per share
Effect of deductible temporary differences not recognized / (utilized)		¥ (1,415,010)	¥ (262,267)	¥ (290,647)
Less: Allocation of undistributed earnings to holders of unvested restricted shares		116,929	33,294	16,329
Profit / (loss) used to determine basic earnings per share		¥ (1,298,081)	(228,973)	(274,318)
Weighted-average number of ordinary (basic)
Number of weighted average ordinary shares outstanding	865,591,398	1,104,371,475
Treasury shares	111,043,373
Continuing operations
Loss per share
Effect of deductible temporary differences not recognized / (utilized)		¥ (1,415,010)	(132,222)	13,183
Less: Allocation of undistributed earnings to holders of unvested restricted shares		116,929	25,988	(741)
Profit / (loss) used to determine basic earnings per share		¥ (1,298,081)	(106,234)	12,442
Discontinued operations
Loss per share
Effect of deductible temporary differences not recognized / (utilized)			(130,045)	(303,830)
Less: Allocation of undistributed earnings to holders of unvested restricted shares			7,306	17,070
Profit / (loss) used to determine basic earnings per share			¥ (122,739)	¥ (286,760)